Schedule of Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount [Member]
Financial Assets
Cash and cash equivalents	$ 3,347	$ 3,522
Loans receivable, net	48,387	58,130
Accrued interest on loans	844	1,171
Financial Liabilities
Customer interest escrow	353	292
Accrued interest payable	3,280	3,861
Carrying Amount [Member] | Secured Debt [Member]
Financial Liabilities
Notes payable unsecured, net	21,102	21,519
Carrying Amount [Member] | Unsecured Debt [Member]
Financial Liabilities
Notes payable unsecured, net	35,213	31,786
Estimated Fair Value [Member]
Financial Assets
Cash and cash equivalents	3,347	3,522
Loans receivable, net	48,387	58,130
Accrued interest on loans	844	1,171
Financial Liabilities
Customer interest escrow	353	292
Accrued interest payable	3,280	3,861
Estimated Fair Value [Member] | Secured Debt [Member]
Financial Liabilities
Notes payable unsecured, net	21,102	21,519
Estimated Fair Value [Member] | Unsecured Debt [Member]
Financial Liabilities
Notes payable unsecured, net	$ 35,213	$ 31,786